UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares
Statements
Total revenues	¥ 187,930	$ 25,860	¥ 84,776
Cost of revenues	(133,129)	(18,319)	(59,552)
Gross profit	54,801	7,541	25,224
Operating expenses
Selling and marketing expenses	(123,058)	(16,933)	(152,486)
Administrative expenses	(184,021)	(25,322)	(307,304)
Research and development expenses	(32,797)	(4,513)	(19,013)
Total operating expenses	(339,876)	(46,768)	(478,803)
Other gains, net	14,072	1,936	6,960
Operating loss	(271,003)	(37,291)	(446,619)
Fair value changes of convertible instruments	(7,797)	(1,073)
Fair value changes of financial instruments at fair value through profit or loss	(65,562)	(9,022)	15,131
Finance costs	(25,182)	(3,465)	(14,303)
Loss before income tax	(369,544)	(50,851)	(445,791)
Income tax benefits	6,369	876	1,762
Net loss	(363,175)	(49,975)	(444,029)
Net loss attributable to:
Equity holders of the Company	(362,870)	(49,933)	(444,320)
Non-controlling interests	(305)	(42)	291
Net loss	¥ (363,175)	$ (49,975)	¥ (444,029)
Basic and diluted loss per share for loss attributable to the ordinary shareholders of the Company (Expressed in RMB per share)
Basic | (per share)	¥ (0.14)	$ (0.02)	¥ (0.20)
Diluted | (per share)	¥ (0.14)	$ (0.02)	¥ (0.20)
Net loss	¥ (363,175)	$ (49,975)	¥ (444,029)
Fair value changes on equity investment designated at fair value through other comprehensive loss, net of tax	(44,090)	(6,067)	(21,616)
Currency translation differences	2,263	311	(325)
Other comprehensive loss, net of tax	(41,827)	(5,756)	(21,941)
Total comprehensive loss	(405,002)	(55,731)	(465,970)
Total comprehensive loss attributable to:
Equity holders of the Company	(404,697)	(55,689)	(466,261)
Non-controlling interests	(305)	(42)	291
Total comprehensive loss	(405,002)	(55,731)	(465,970)
Charging services
Statements
Revenue from rendering of services	92,604	12,743	50,010
Energy solutions
Statements
Revenue from rendering of services	91,189	12,548	32,304
New initiatives
Statements
Revenue from rendering of services	¥ 4,137	$ 569	¥ 2,462